UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
April 2, 2007 to May 1, 2007

Commission File Number of issuing entity: 333-131607-11

HSI Asset Securitization Corporation Trust 2007-OPT1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-131607-11

HSI Asset Securitization Corporation
(Exact name of depositor as specified in its charter)

HSBC Bank USA, National Association
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

20-2592898
(I.R.S. Employer Identification No.)

 452 Fifth Avenue, New York, New York
10018

 (Address of principal executive offices of the issuing entity)
(Zip Code)

(212) 525 - 8119
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

 Title of class
Section 12(b)
Section 12(g)
Section 15(d)
Name of exchange (If Section 12(b))

 Class I-A
N/A
☐
☒
___________

 Class II-A-1
N/A
☐
☒
___________

 Class II-A-2
N/A
☐
☒
___________

 Class II-A-3
N/A
☐
☒
___________

 Class II-A-4
N/A
☐
☒
___________

 Class M-1
N/A
☐
☒
___________

 Class M-2
N/A
☐
☒
___________

 Class M-3
N/A
☐
☒
___________

 Class M-4
N/A
☐
☒
___________

 Class M-5
N/A
☐
☒
___________

 Class M-6
N/A
☐
☒
___________

 Class M-7
N/A
☐
☒
___________

 Class M-8
N/A
☐
☒
___________

 Class M-9
N/A
☐
☒
___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange
Act of 1934 during the preceding 12 months (or for suc
h shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes☒ No☐

PART I - DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

See Exhibit monthly distribution statement for the period covered herein.

PART II - OTHER INFORMATION

 Item 2.
Legal Proceedings.

None.

 Item 3.

Sales of Securities and Use of Proceeds
The Class M7 Certificates were sold through HSBC Securities (USA) Inc. in a transaction exempt from registration under the Securities Act of 1933, as amended, pursuant to Section 4(2) of that Act. The net proceeds from the sale of these certificates were applied by the depositor toward the purchase of the mortgage loans constituting the pool assets.

 Item 4.
Defaults Upon Senior Securities.

None.

 Item 5.
Submission of Matters to a Vote of Security Holders.

None.

 Item 6.
Significant Obligors of Pool Assets.

None.

 Item 7.
Significant Enhancement Provider Information.

None.

 Item 8.
Other Information.

None.

 Item 9.
Exhibits.

(a) Monthly Distribution Date Statement for the period covered herein.

SIGNATURES*

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CitiMortgage, Inc.

__________________________

(Master Servicer)

Date: May 31, 2007	/s/ Tommy Harris

_____________________________ Tommy Harris,

Senior Vice President